Receivables From Customers - Schedule of Provision for Allowance for Doubtful Accounts (Details) - BRL (R$) R$ in Millions	Dec. 31, 2023	Dec. 31, 2022
IfrsStatementLineItems [Line Items]
Allowance account for credit losses of financial assets	R$ 867	R$ 820
Residential [member]
IfrsStatementLineItems [Line Items]
Allowance account for credit losses of financial assets	322	272
Industrial [member]
IfrsStatementLineItems [Line Items]
Allowance account for credit losses of financial assets	173	168
Commercial, services and others [member]
IfrsStatementLineItems [Line Items]
Allowance account for credit losses of financial assets	237	203
Rural [member]
IfrsStatementLineItems [Line Items]
Allowance account for credit losses of financial assets	40	33
Public authorities [member]
IfrsStatementLineItems [Line Items]
Allowance account for credit losses of financial assets	27	28
Public lighting [member]
IfrsStatementLineItems [Line Items]
Allowance account for credit losses of financial assets	2	1
Public services [member]
IfrsStatementLineItems [Line Items]
Allowance account for credit losses of financial assets	27	33
Network Fees [Member]
IfrsStatementLineItems [Line Items]
Allowance account for credit losses of financial assets	R$ 39	R$ 82